UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5678

Smith Barney Principal Return Fund
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  November 30
Date of reporting period: November 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------
                                  SMITH BARNEY
                                    PRINCIPAL
                                   RETURN FUND
                            SECURITY AND GROWTH FUND
--------------------------------------------------------------------------------

               CLASSIC SERIES | ANNUAL REPORT | NOVEMBER 30, 2003

                              [LOGO] Smith Barney
                                     Mutual Funds
                              Your Serious Money. Professionally Managed.(R)

                 Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

--------------------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
--------------------------------------------------------------------------------

================================================================================
                                  WHAT'S INSIDE
================================================================================

Letter from the Chairman ..................................................    1
Manager Overview ..........................................................    2
Fund Performance ..........................................................    8
Historical Performance ....................................................    9
Schedule of Investments ...................................................   10
Statement of Assets and Liabilities .......................................   13
Statement of Operations ...................................................   14
Statements of Changes in Net Assets .......................................   15
Notes to Financial Statements .............................................   16
Financial Highlights ......................................................   21
Independent Auditors' Report ..............................................   22
Additional Information ....................................................   23
Tax Information ...........................................................   26

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

At the start of the fund's fiscal year in December of 2002, the domestic economy and stock market were dominated by uncertainty stemming from growing geopolitical tensions, especially the run-up to the war in Iraq. In March of 2003, business and economic fundamentals began to show signs that the bear market for stocks that had dominated the previous three years was finally nearing an end. As the year progressed, new federal tax legislation provided a significant near-term tax cut for consumers, businesses and investors while key interest rates continued to hover near record lows. As the fiscal year progressed, these factors contributed to a developing stock market rally that produced significant gains for many sectors of the economy.

Despite this challenging market backdrop, we are pleased to report that your fund enjoyed a positive return for the period. For more information about how the fund performed over the last fiscal year and a detailed breakdown of the fund's holdings, please read the following Manager Overview and see the rest of this annual shareholder report.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

December 12, 2003


              1   Security and Growth Fund   |   2003 Annual Report

================================================================================
                                MANAGER OVERVIEW
================================================================================

Performance Review

For the 12 months ended November 30, 2003, shares of the Smith Barney Principal Return Fund -- Security and Growth Fund, excluding sales charges, returned 24.06%. These shares outperformed the fund's Lipper balanced target maturity funds category average, which returned 4.12% for the same period.(1)

The equity percentage in the fund ranged from 46.3% in November 2002 to 55.6% at the end of the period. The equity segment of the fund appreciated 46.8% during the fiscal 2003 year, which compared with the 36.29% advance for the Russell 2000 Index ("Russell 2000").(i) The Russell 2000 covers smaller

================================================================================
                              PERFORMANCE SNAPSHOT
                             AS OF NOVEMBER 30, 2003
                            (excluding sales charges)
--------------------------------------------------------------------------------
                                                  6 Months       12 Months
--------------------------------------------------------------------------------
    Class A Shares                                 15.06%         24.06%
--------------------------------------------------------------------------------
    Russell 2000 Index                             24.65%         36.29%
--------------------------------------------------------------------------------
    Lehman Brothers Intermediate Term
    Government Bond Index                          -1.27%          3.37%
--------------------------------------------------------------------------------
    Lipper Balanced Target Maturity Funds
    Category Average                                0.23%          4.12%
--------------------------------------------------------------------------------

All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

Share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions.

Index performance reflects no deduction for fees, expenses or taxes. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Lehman Brothers Intermediate Term Government Bond Index is comprised of approximately 1,000 issues of U.S. Government Treasury and Agency Securities. Please note that an investor cannot invest directly in an index.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the period ended November 30, 2003, calculated among 57 and 48 funds for the 6- and 12-month periods, respectively, in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.
================================================================================

(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 12-month period ended November 30, 2003, calculated among 48 funds in the Lipper balanced target maturity funds category with reinvestment of dividends and capital gains, if any, and excluding sales charges.


              2   Security and Growth Fund   |   2003 Annual Report
capitalization stocks. The Lehman Brothers Intermediate Term Government Bond Index ("Lehman Index")(ii) advanced 3.37% over the last fiscal year and the fund's zero coupon bonds maturing in August 2005 kept pace, advancing 3.5%. The zero coupon component of the fund will be sufficient to return to shareholders at August 31, 2005, the fund's Maturity Date, their original investment in the fund (including sales charges).

Overview

As the fund's fiscal year began in December of 2002, the domestic economy and stock market were dominated by uncertainty stemming from growing geopolitical tensions, including the run-up to the war in Iraq, ongoing conflict in the Middle East, and North Korea's revelations about its nuclear program.

Business and economic fundamentals showed signs that the bear market for stocks that had dominated the previous three years was finally nearing an end. Consumer spending rather than corporate spending continued to sustain the markets, with many homeowners taking advantage of the low-interest rate environment to refinance their mortgages. Businesses, for the most part, continued efforts to increase efficiency, to cut costs, and to restructure and resize their operations, but there was a marked absence of significant capital expenditure or new job creation that cast doubts on the sustainability of an economic recovery.

After the initial combat phase of the conflict in Iraq concluded in March 2003, the U.S. economy was still sluggish through the immediate post-war period, as businesses remained cautious about expansion. Oil prices, which fell precipitously early in April as the uncertainty from Iraq gradually cleared, mostly rose in May and June, adding to the somewhat discouraging economic news. The situation in Washington was more encouraging for the equity markets, as new federal tax legislation provided a significant near-term tax cut for consumers, businesses and investors. Key interest rates, meanwhile, continued to hover near record lows. The Fed brought the federal funds rate(iii) down to 1.00% in June 2003, a level not seen in over four decades.

Gross domestic product ("GDP")(iv) growth remained sluggish at the start of the period. As the situation in Iraq began to stabilize in March, GDP growth more than doubled during the months of April, May and June. But it was the third calendar quarter of 2003, in September, October and November, that saw GDP growth surge to levels not seen in almost two decades and sending a strong positive signal that the combination of Fed policy and tax cuts had given the economy a much needed boost.


              3   Security and Growth Fund   |   2003 Annual Report

The last three years have seen corporations become very defensive. This showed up in historically low inventory levels and staff reductions. The unprecedented monetary and fiscal policy that has been applied to the U.S. economy has caused GDP growth rates to increase substantially and we feel we are now in the early stages of seeing meaningful employment gains as well.

We believe the 20-year bull market for bonds was completed in July 2003 when the 10-year U.S. Treasury bond yield reached 3.11%. In fact, with governments around the world concerned about deflation, we think investors should be prepared for higher interest rates and bear markets for all bond markets. After a strong 2003 for stocks we see prospects for moderate annualized gains in the years ahead. With the Fed apparently determined to defeat the forces of deflation, lower interest rates could "over-stimulate" the patient. Therefore, we would not be surprised if inflation picks up in the short to intermediate term.

Portfolio Update

There are only a limited number of advantages associated with advancing years; however, experience possibly is one of them. There are characteristics that typically define stock markets after a severe bear market ends. In my 35 years in the investment business, I have witnessed only two such environments. In the first scenario, the 1973-1974 bear market ushered in a sharp recovery in 1975. In the second, we believe the 2000-2002 bear market bottomed on October 9, 2002, and early in 2003, we felt the market was poised to repeat the performance pattern of 28 years ago. This belief led to a significantly different equity structure for the fund during the period.

As of the end of the period, the fund's equity positions were approximately 30.5% in large-capitalization, 31.9% in mid-cap, and 37.6% in small-cap companies. The unusual stock market characteristics over the last 7-8 months have resulted in smaller companies generally outperforming larger ones by approximately 2-3 times, a situation known as a "beta trade" environment.(v) The fund's relatively heavy portfolio weightings in smaller- and mid-cap companies helped capture some of the higher performance characterizing these segments of the market. However, historically, the "beta trade" market usually is concentrated and most pronounced in the first 6-9 months of an improving stock market cycle. This outperformance by smaller companies typically does not extend over the entire market cycle; therefore, we are considering a transition to focus more on larger companies.

Over the past fiscal year, the fund has emphasized holdings in sectors such as information technology, consumer discretionary and basic materials that we believed also would benefit from renewed expansion in the U.S. and world


              4   Security and Growth Fund   |   2003 Annual Report
economies. These positions also generally aided performance during the fund's fiscal year. Because we continue to believe the portfolio should have a pro-cyclical (economic expansion) tilt to it, we have begun to find select opportunities in areas of the market, such as drugs and pharmaceuticals, defense, and energy, that have lagged the market to the point where we believe some companies in these sectors have attractive relative and absolute valuations.

Contributors to and Detractors from Performance

In terms of industry sectors, during the fiscal year ended November 30, 2003, the portfolio's stocks in information technology contributed to more than 50% of the fund's total return for the fiscal year. Information technology stocks in combination with basic materials and consumer discretionary stocks contributed more than 85% of the total return for the fund in fiscal 2003. The only sector in the fund's portfolio to act as a net detractor from performance during the fiscal year was energy, which lost less than 1% for the period.

The five individual stocks contributing the most to performance in the latest fiscal year were: Allegheny Technologies, Inc., a manufacturer of stainless and specialty steels, and other more exotic metal alloys in materials; Hi/fn Inc., a semiconductor developer that also produces encryption and data compression software in information technology; Transactions Systems Architects Inc., a developer of electronic payment and funds transfer software also in information technology; toy and game maker Hasbro, Inc. in consumer discretionary; and Pixelworks, Inc., a semiconductor producer specializing in video and graphics applications in the information technology sector. Other important contributors to performance during the year included fund holdings in Maxtor Corp., Carnival Corp., Caterpillar Inc., Motorola, Inc., and Newmont Mining Corp. Because of valuation considerations, the fund during the period has sold its shares of Transactions Systems Architects, Hi/fn, and Maxtor.

While the fund's performance was positive for the period, some holdings lost value during the fiscal year, negatively impacting performance. Among the portfolio's five worst performing stocks were three in the health care sector: genetic testing technology firm Cepheid; Med-Design Corp., a producer of syringes and related medical products; and Valeant Pharmaceuticals International, a drug developer specializing in anti-viral, antibiotic and other treatments. Other significant detractors from performance included LSI Logic Corp., a semiconductor maker in information technology specializing in the broadband and wireless market, and State Street Corp., a financial services firm that caters to institutional clients, in financials. These five positions were sold during the year.


              5   Security and Growth Fund   |   2003 Annual Report

Thank you for your investment in the Smith Barney Principal Return Fund -- Security and Growth Fund. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,


/s/ John G. Goode


John G. Goode
Vice President and Investment Officer

December 12, 2003


              6   Security and Growth Fund   |   2003 Annual Report

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of November 30, 2003 and are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of November 30, 2003 were: U.S. Treasury Strip (40.11%); Solectron Corp. (3.07%); Carnival Corp. (2.87%); Allegheny Technologies, Inc. (2.76%); Motorola, Inc. (2.45%); Hasbro, Inc. (2.32%); Pixelworks, Inc. (2.31%); Radian Group Inc. (2.30%); Nokia Oyj, Sponsored ADR (2.10%); Engelhard Corp. (2.04%). Please refer to pages 10 through 12 for a list and percentage breakdown of the fund's holdings.

All index performance reflects no deduction for fees, expenses or taxes.

(i) The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.

(ii) The Lehman Brothers Intermediate Term Government Bond Index is comprised of approximately 1,000 issues of U.S. Government Treasury and Agency Securities. Please note that an investor cannot invest directly in an index.

(iii) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

(iv) Gross domestic product is a market value of goods and services produced by labor and property in a given country.

(v) Beta measures the sensitivity of the fund to the movements of its benchmark. A beta trade market is one where high-volatility stocks outperform lower-volatility stocks.

While the zero coupon component of the fund is designed to return to shareholders their initial investment (including sales charges) on the Maturity Date, the fund's net asset value per share can fluctuate substantially prior to the Maturity Date. If you sell your shares prior to the Maturity Date, you may receive less than your initial investment in the fund. Due to the nature of the fund's portfolio, the fund has risks associated with both equity and fixed-income investments. Investors could lose money in the fund or the fund's performance could fall below other possible investments if:

      o     The U.S. stock market declines
      o The market favors value or large capitalization stocks over growth stocks or small to medium capitalization stocks
      o An adverse event, such as an unfavorable earnings report about a company in the fund's portfolio, depresses the value of the company's stock
      o The manager's judgment about the attractiveness, value or potential appreciation of a particular company's stock proves to be incorrect.

The fund's zero coupon securities are also susceptible to certain risks prior to maturity, including:

      o If interest rates go up, the market value of zero coupon securities will go down
      o Volatile market prices when compared to securities that pay interest periodically
      o Greater sensitivity to changes in interest rates when compared to non-zero coupon securities having similar maturities and yields.

The fund may not be appropriate for investors requiring cash distributions from the fund to meet tax obligations or current expenses.


              7   Security and Growth Fund   |   2003 Annual Report

================================================================================
Average Annual Total Returns+ (unaudited)
================================================================================

                                             Without  With
                                            Sales Charges(1)   Sales Charges(2)
================================================================================
Twelve Months Ended 11/30/03                    24.06%              N/A
--------------------------------------------------------------------------------
Five Years Ended 11/30/03                       14.16               N/A
--------------------------------------------------------------------------------
3/30/95* through 11/30/03                       11.31              10.79%
================================================================================


================================================================================
Cumulative Total Return+ (unaudited)
================================================================================
                                                           Without
                                                      Sales Charges(1)
================================================================================
3/30/95* through 11/30/03                                  153.24%
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charge.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, shares reflect the deduction of the maximum initial sales charge of 4.00% which was applicable only during the initial offering period.
+ The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
*     Commencement of operations.


              8   Security and Growth Fund   |   2003 Annual Report

================================================================================
Historical Performance (unaudited)
================================================================================

                   Value of $10,000 Invested in Shares of the
               Security and Growth Fund vs. Russell 2000 Index and
            Lehman Brothers Intermediate Term Government Bond Index+

--------------------------------------------------------------------------------
                          March 1995 -- November 2003

  [The following table was depicted as a line chart in the printed material.]

                                         Lehman Brothers
                   Security and         Intermediate Term         Russell 2000
                   Growth Fund        Government Bond Index           Index
                   ------------       ---------------------       ------------
      3/30/95          9600                   10000                   10000
        11/95         10819                   10877                   11963
        11/96         12025                   11493                   13938
        11/97         14000                   12214                   17201
        11/98         12540                   13306                   16062
        11/99         14229                   13466                   18579
        11/00         20454                   14798                   19488
        11/01         22418                   16407                   20428
        11/02         19597                   17578                   18261
   11/30/2003         24311                   18170                   24888


+ Hypothetical illustration of $10,000 invested in shares of the Fund on March 30, 1995 (commencement of operations), assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through November 30, 2003. The Russell 2000 Index is a capitalization weighted total return index which is comprised of 2,000 of the smallest companies in the Russell 3000 Index. The Lehman Brothers Intermediate Term Government Bond Index is comprised of approximately 1,000 issues of U.S. government Treasury and agency securities. The Indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund. Please note that an investor cannot invest directly in an index.

      All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


              9   Security and Growth Fund   |   2003 Annual Report

================================================================================
Schedule of Investments                                        November 30, 2003
================================================================================

    SHARES                            SECURITY                         VALUE
================================================================================
COMMON STOCK -- 55.6%
Banks -- 0.9%
    100,000    Mitsubishi Tokyo Financial Group, Inc.,
                 Sponsored ADR*                                      $   739,000
--------------------------------------------------------------------------------
Biotechnology -- 1.6%
    100,000    Aphton Corp.+                                             615,000
     42,000    Enzo Biochem, Inc.+*                                      774,900
--------------------------------------------------------------------------------
                                                                       1,389,900
--------------------------------------------------------------------------------
Chemicals -- 5.7%
     35,300    Cabot Corp.                                             1,027,230
     72,900    Crompton Corp.                                            441,045
     58,800    Engelhard Corp.                                         1,753,416
     28,300    Olin Corp.                                                515,343
     30,000    Rohm and Haas Co.                                       1,204,500
--------------------------------------------------------------------------------
                                                                       4,941,534
--------------------------------------------------------------------------------
Commercial Services and Supplies -- 2.5%
     53,600    NDCHealth Corp.*                                        1,433,800
     34,100    Sabre Holdings Corp.                                      710,985
--------------------------------------------------------------------------------
                                                                       2,144,785
--------------------------------------------------------------------------------
Communications Equipment -- 7.3%
    150,000    CIENA Corp.+                                            1,062,000
    420,800    Lucent Technologies Inc.+*                              1,346,560
    150,000    Motorola, Inc.                                          2,106,000
    100,000    Nokia Oyj, Sponsored ADR                                1,798,000
--------------------------------------------------------------------------------
                                                                       6,312,560
--------------------------------------------------------------------------------
Electronic Equipment and Instruments -- 4.5%
     45,000    Agilent Technologies, Inc.+                             1,272,600
    450,000    Solectron Corp.+                                        2,632,500
--------------------------------------------------------------------------------
                                                                       3,905,100
--------------------------------------------------------------------------------
Healthcare Providers and Services -- 0.2%
     50,000    United American Healthcare Corp.+                         147,000
--------------------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 2.9%
     70,000    Carnival Corp.                                          2,463,300
--------------------------------------------------------------------------------
Information Technology Consulting and Services -- 1.9%
     98,000    Unisys Corp.+                                           1,599,360
--------------------------------------------------------------------------------
Insurance -- 4.0%
     10,000    Ambac Financial Group, Inc.                               687,500
     78,500    CNA Surety Corp.+                                         759,880
     40,000    Radian Group Inc.                                       1,974,000
--------------------------------------------------------------------------------
                                                                       3,421,380
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


             10   Security and Growth Fund   |   2003 Annual Report

================================================================================
Schedule of Investments (continued)                            November 30, 2003
================================================================================

    SHARES                            SECURITY                         VALUE
================================================================================
Internet Software and Services -- 2.6%
    125,000    MarketWatch.com, Inc.+*                               $ 1,107,500
    196,000    RealNetworks, Inc.+*                                    1,170,120
--------------------------------------------------------------------------------
                                                                       2,277,620
--------------------------------------------------------------------------------
Leisure Equipment and Products -- 2.3%
     90,000    Hasbro, Inc.                                            1,989,900
--------------------------------------------------------------------------------
Machinery -- 2.4%
     17,000    Caterpillar Inc.                                        1,292,850
    210,000    Flow International Corp.+                                 737,310
--------------------------------------------------------------------------------
                                                                       2,030,160
--------------------------------------------------------------------------------
Media -- 1.9%
    100,000    Time Warner Inc.+                                       1,628,000
--------------------------------------------------------------------------------
Metals and Mining -- 5.7%
    289,000    Allegheny Technologies, Inc.*                           2,369,800
     30,000    Newmont Mining Corp.                                    1,444,200
     83,800    RTI International Metals, Inc.+                         1,135,490
--------------------------------------------------------------------------------
                                                                       4,949,490
--------------------------------------------------------------------------------
Multi-Utilities -- 1.1%
    100,000    The Williams Cos., Inc.                                   938,000
--------------------------------------------------------------------------------
Office Electronics -- 1.5%
    150,000    IKON Office Solutions, Inc.                             1,270,500
--------------------------------------------------------------------------------
Paper and Forest Products -- 1.0%
     31,200    Georgia-Pacific Corp.                                     851,448
--------------------------------------------------------------------------------
Pharmaceuticals -- 2.0%
     80,000    Bentley Pharmaceuticals, Inc.+                            980,000
     54,300    Elan Corp. PLC, Sponsored ADR+                            296,478
    100,000    NexMed, Inc.+                                             448,000
--------------------------------------------------------------------------------
                                                                       1,724,478
--------------------------------------------------------------------------------
Semiconductor Equipment and Products -- 2.3%
    150,000    Pixelworks, Inc.+                                       1,980,000
--------------------------------------------------------------------------------
Software -- 1.3%
    137,000    Micromuse Inc.+                                         1,102,850
--------------------------------------------------------------------------------
               TOTAL COMMON STOCK
               (Cost -- $36,460,047)                                  47,806,365
================================================================================

                       See Notes to Financial Statements.


             11   Security and Growth Fund   |   2003 Annual Report

================================================================================
Schedule of Investments (continued)                            November 30, 2003
================================================================================

    FACE
   AMOUNT                             SECURITY                         VALUE
================================================================================
U.S. TREASURY STRIPS -- 40.0%
$35,500,000    United States Treasury Strip, zero coupon
               due 8/15/05 (Cost -- $31,383,309)                     $34,419,806
================================================================================
REPURCHASE AGREEMENT -- 4.4%
  3,736,000    Merrill Lynch & Co., Inc., 1.000% due 12/1/03;
                 Proceeds at maturity -- $3,736,311;
                 (Fully collateralized by U.S. Treasury Bills
                 due 2/12/04 to 5/13/04; Market value --
                 $3,810,737) (Cost -- $3,736,000)                      3,736,000
================================================================================
               TOTAL INVESTMENTS -- 100.0%
               (Cost -- $71,579,356**)                               $85,962,171
================================================================================

*     All or a portion of this security is on loan (See Note 5).
+     Non-income producing security.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      Abbreviation used in this schedule:

      ADR -- American Depositary Receipt


================================================================================
Loaned Securities Collateral                                   November 30, 2003
================================================================================

    FACE
   AMOUNT                             SECURITY                         VALUE
================================================================================
$ 8,191,853    State Street Navigator Securities Lending Trust
                 Prime Portfolio (Cost -- $8,191,853)                $ 8,191,853
================================================================================

                       See Notes to Financial Statements.


             12   Security and Growth Fund   |   2003 Annual Report

================================================================================
Statement of Assets and Liabilities                            November 30, 2003
================================================================================

ASSETS:
   Investments, at value (Cost -- $71,579,356)                              $85,962,171
   Loaned securities collateral, at value (Cost -- $8,191,853) (Note 5)       8,191,853
   Cash                                                                             339
   Dividends and interest receivable                                             55,756
---------------------------------------------------------------------------------------
   Total Assets                                                              94,210,119
---------------------------------------------------------------------------------------
LIABILITIES:
   Payable for loaned securities collateral (Note 5)                          8,191,853
   Payable for securities purchased                                              69,591
   Payable for Fund shares reacquired                                            39,439
   Management fee payable                                                        34,964
   Service plan fees payable                                                      5,809
   Accrued expenses                                                              51,625
---------------------------------------------------------------------------------------
   Total Liabilities                                                          8,393,281
---------------------------------------------------------------------------------------
Total Net Assets                                                            $85,816,838
========================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                               $     8,446
   Capital paid in excess of par value                                       71,610,905
   Undistributed net investment income                                        1,819,291
   Accumulated net realized loss from investment transactions                (2,004,619)
   Net unrealized appreciation of investments                                14,382,815
---------------------------------------------------------------------------------------
Total Net Assets                                                            $85,816,838
========================================================================================
Shares Outstanding                                                            8,446,384
---------------------------------------------------------------------------------------
Net Asset Value (and redemption price)                                      $     10.16
========================================================================================

                       See Notes to Financial Statements.


             13   Security and Growth Fund   |   2003 Annual Report

================================================================================
Statement of Operations                     For the Year Ended November 30, 2003
================================================================================

INVESTMENT INCOME:
   Interest                                                                         $  2,398,627
   Dividends                                                                             339,698
   Less: Foreign withholding tax                                                          (1,594)
-------------------------------------------------------------------------------------------------
   Total Investment Income                                                             2,736,731
-------------------------------------------------------------------------------------------------
EXPENSES:
   Management fee (Note 2)                                                               387,149
   Service plan fees (Note 2)                                                            193,579
   Transfer agent expenses                                                                90,193
   Audit and legal                                                                        43,287
   Shareholder communications                                                             21,306
   Trustees' fees                                                                         17,444
   Custody                                                                                13,449
   Other                                                                                   4,723
-------------------------------------------------------------------------------------------------
   Total Expenses                                                                        771,130
-------------------------------------------------------------------------------------------------
Net Investment Income                                                                  1,965,601
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
   Realized Gain From Investment Transactions (excluding short-term investments):
     Proceeds from sales                                                              37,496,626
     Cost of securities sold                                                          31,385,126
-------------------------------------------------------------------------------------------------
   Net Realized Gain                                                                   6,111,500
-------------------------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of year                                                                 5,363,486
     End of year                                                                      14,382,815
-------------------------------------------------------------------------------------------------
   Increase in Net Unrealized Appreciation                                             9,019,329
-------------------------------------------------------------------------------------------------
Net Gain on Investments                                                               15,130,829
-------------------------------------------------------------------------------------------------
Increase in Net Assets From Operations                                              $ 17,096,430
=================================================================================================

                       See Notes to Financial Statements.


             14   Security and Growth Fund   |   2003 Annual Report

================================================================================
Statements of Changes in Net Assets
================================================================================

                                                               For the Years Ended November 30,
                                                                     2003            2002
===============================================================================================
OPERATIONS:
  Net investment income                                         $   1,965,601    $   2,210,836
  Net realized gain (loss)                                          6,111,500       (7,804,503)
  Increase (decrease) in net unrealized appreciation                9,019,329       (6,280,401)
-----------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations                17,096,430      (11,874,068)
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                            (2,355,679)      (2,362,611)
  Net realized gains                                                       --       (3,107,104)
-----------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                                  (2,355,679)      (5,469,715)
-----------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                                         --           10,598
  Net asset value of shares issued
    for reinvestment of dividends                                   2,268,579        5,281,435
  Cost of shares reacquired                                        (8,404,381)     (11,143,275)
-----------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Fund Share Transactions                                        (6,135,802)      (5,851,242)
-----------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                                   8,604,949      (23,195,025)

NET ASSETS:
  Beginning of year                                                77,211,889      100,406,914
-----------------------------------------------------------------------------------------------
  End of year*                                                  $  85,816,838    $  77,211,889
===============================================================================================
* Includes undistributed net investment income of:              $   1,819,291    $   2,206,913
===============================================================================================

                       See Notes to Financial Statements.


             15   Security and Growth Fund   |   2003 Annual Report

================================================================================
Notes to Financial Statements
================================================================================

1. Significant Accounting Policies

The Security and Growth Fund ("Fund"), a separate investment fund of the Smith Barney Principal Return Fund ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Fund are not currently offered for sale to new investors.

The significant accounting policies consistently followed by the Fund are:(a) security transactions are accounted for on trade date; (b) securities traded on a national securities exchange are valued at the last sale price on that exchange or, if there were no sales, at the current quoted bid price; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; over-the-counter securities and listed securities are valued at the bid price at the close of business on each day; U.S. government securities are valued at the quoted bid price in the over-the-counter market; (c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Trustees; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank;
(g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) dividends and distributions to shareholders are recorded by the Fund on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (i) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of


             16   Security and Growth Fund   |   2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

America. At November 30, 2003, reclassifications were made to the capital accounts of the Fund to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this adjustment;
(j) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), through its Davis Skaggs Investment Management division, acts as investment manager of the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.50% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the year ended November 30, 2003, the Fund paid transfer agent fees of $86,723 to CTB.

Citigroup Global Markets Inc. ("CGM") (formerly known as Salomon Smith Barney Inc.), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

Pursuant to a Shareholder Service Plan, the Fund pays CGM a service fee calculated at an annual rate of 0.25% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

For the year ended November 30, 2003, CGM and its affiliates received brokerage commissions of $880.

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.


             17   Security and Growth Fund   |   2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

3. Investments

During the year ended November 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                           $25,398,380
--------------------------------------------------------------------------------
Sales                                                                37,496,626
================================================================================

At November 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $15,500,543
Gross unrealized depreciation                                        (1,117,728)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $14,382,815
================================================================================

4. Repurchase Agreements

The Fund purchases (and the custodian takes possession of) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

5. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender fee. Fees earned by the Fund on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the securities loaned, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At November 30, 2003, the Fund loaned securities having a market value of $7,974,871. The Fund received cash collateral amounting to $8,191,853 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.


             18   Security and Growth Fund   |   2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

Income earned by the Fund from securities lending for the year ended November 30, 2003 was $13,432.

6. Capital Loss Carryforward

At November 30, 2003, the Fund had, for Federal income tax purposes, approximately $2,005,000 of capital loss carryforwards available to offset future capital gains, expiring in 2010. To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

7. Income Tax Information and Distributions to Shareholders

At November 30, 2003, the tax basis components of distributable earnings were:

================================================================================
Undistributed ordinary income                                       $ 1,819,291
--------------------------------------------------------------------------------
Accumulated capital losses                                           (2,004,619)
--------------------------------------------------------------------------------
Unrealized appreciation                                              14,382,815
================================================================================

The tax character of distributions paid during the year ended November 30, 2003 was:

================================================================================
Ordinary income                                                      $2,355,679
================================================================================

8. Shares of Beneficial Interest

At November 30, 2003, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share.

Transactions in shares of the Fund were as follows:

                                         Year Ended              Year Ended
                                      November 30, 2003       November 30, 2002
================================================================================
Shares sold                                    --                    1,090
Shares issued on reinvestment             287,163                  545,040
Shares reacquired                        (963,827)              (1,232,490)
--------------------------------------------------------------------------------
Net Decrease                             (676,664)                (686,360)
================================================================================


             19   Security and Growth Fund   |   2003 Annual Report

================================================================================
Notes to Financial Statements (continued)
================================================================================

9.  Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended, eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


             20   Security and Growth Fund   |   2003 Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:

                                               2003         2002        2001         2000        1999
=========================================================================================================
Net Asset Value,
  Beginning of Year                         $    8.46    $   10.24   $    9.92    $    9.56    $    8.73
---------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                          0.23         0.24        0.27         0.30         0.36
  Net realized and unrealized gain (loss)        1.73        (1.46)       0.68         3.85         0.78
---------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              1.96        (1.22)       0.95         4.15         1.14
---------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         (0.26)       (0.24)      (0.29)       (0.39)       (0.31)
  Net realized gains                               --        (0.32)      (0.34)       (3.40)          --
---------------------------------------------------------------------------------------------------------
Total Distributions                             (0.26)       (0.56)      (0.63)       (3.79)       (0.31)
---------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                $   10.16    $    8.46   $   10.24    $    9.92    $    9.56
---------------------------------------------------------------------------------------------------------
Total Return                                    24.06%      (12.59)%      9.60%       43.74%       13.47%
---------------------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)          $      86    $      77   $     100    $     102    $      89
---------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                       1.00%        1.00%       0.97%        0.96%        0.92%
  Net investment income                          2.54         2.53        2.49         2.91         3.23
---------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            34%          27%         54%          55%          31%
=========================================================================================================


             21   Security and Growth Fund   |   2003 Annual Report

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Trustees of
Smith Barney Principal Return Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Security and Growth Fund ("Fund") of Smith Barney Principal Return Fund as of November 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and broker. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of November 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                                    /s/ KPMG LLP


New York, New York
January 13, 2004


             22   Security and Growth Fund   |   2003 Annual Report

================================================================================
Additional Information (unaudited)
================================================================================

Information about Trustees and Officers

The business and affairs of the Security and Growth Fund ("Fund") are managed under the direction of the Smith Barney Principal Return Fund ("Trust") Board of Trustees. Information pertaining to the Trustees and certain officers of the Fund is set forth below. The Statement of Additional Information includes additional information about the Fund's Trustees and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010).

                                                                                                     Number of
                                                        Term of                                     Portfolios
                                                      Office* and            Principal              in the Fund         Other Board
                                  Position(s)          Length of           Occupation(s)              Complex           Memberships
Name, Address                      Held with             Time               During Past              Overseen             Held by
and Age                              Fund               Served              Five Years              by Trustee            Trustee
===================================================================================================================================
Non-Interested
Trustees:

Paul R. Ades                      Trustee               Since       Law Firm of Paul R. Ades             15                 None
Paul R. Ades, PLLC                                      1994        PLLC; Partner in Law
181 West Main Street                                                Firm of Murov & Ades,
Suite C                                                             Esq.
Babylon, NY 11702
Age 63

Herbert Barg**                    Trustee               Since       Retired                              42                 None
1460 Drayton Lane                                       1994
Wynewood, PA 19096
Age 80

Dwight B. Crane                   Trustee               Since       Professor, Harvard                   49                 None
Harvard Business School                                 1981        Business School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 66

Frank G. Hubbard                  Trustee               Since       President of Avatar                  15                 None
Avatar International, Inc.                              1993        International, Inc.
87 Whittredge Road                                                  (business development)
Summit, NJ 07901                                                    (since 1998); Vice Presi-
Age 66                                                              dent of S&S Industries
                                                                    (chemical distribution)
                                                                    (1995-1998)

Jerome H. Miller                  Trustee               Since       Retired                              15                 None
c/o R. Jay Gerken                                       1998
Citigroup Asset
  Management ("CAM")
399 Park Avenue
4th Floor
New York, NY10022
Age 65


             23   Security and Growth Fund   |   2003 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                                     Number of
                                                        Term of                                     Portfolios
                                                      Office* and            Principal              in the Fund         Other Board
                                  Position(s)          Length of           Occupation(s)              Complex           Memberships
Name, Address                      Held with             Time               During Past              Overseen             Held by
and Age                              Fund               Served              Five Years              by Trustee            Trustee
===================================================================================================================================
Ken Miller                        Trustee               Since       President of Young Stuff             15                 None
Young Stuff Apparel                                     1994        Apparel Group, Inc.
  Group, Inc.                                                       (since 1963)
930 Fifth Avenue
Suite 610
New York, NY 10021
Age 62

Interested
Trustee:

R. Jay Gerken, CFA***             Chairman,             Since       Managing Director of                 221                None
CAM                               President             2002        Citigroup Global Markets
399 Park Avenue                   and Chief                         Inc. ("CGM"); Chairman,
4th Floor                         Executive                         President and Chief Exe-
New York, NY 10022                Officer                           cutive Officer of Smith
Age 52                                                              Barney Fund Management
                                                                    LLC ("SBFM"), Travelers
                                                                    Investment Adviser, Inc.
                                                                    ("TIA") and Citi Fund
                                                                    Management, Inc. ("CFM");
                                                                    President and Chief Exe-
                                                                    cutive Officer of certain
                                                                    mutual funds associated
                                                                    with Citigroup Inc.
                                                                    ("Citigroup"); formerly,
                                                                    Portfolio Manager of
                                                                    Smith Barney Allocation
                                                                    Series Inc. (from 1996 to
                                                                    2001) and Smith Barney
                                                                    Growth and Income Fund
                                                                    (from 1996 to 2000)

Officers:

Andrew B. Shoup                   Senior                Since       Director of CAM; Senior              N/A                N/A
CAM                               Vice                  2003        Vice President and Chief
125 Broad Street                  President                         Administrative Officer of
10th Floor                        and Chief                         mutual funds associated
New York, NY 10004                Admini-                           with Citigroup; Head of
Age 47                            strative                          International Funds
                                  Officer                           Administration of CAM
                                                                    (from 2001 to 2003);
                                                                    Director of Global Funds
                                                                    Administration of CAM
                                                                    (from 2000 to 2001); Head
                                                                    of U.S. Citibank Funds
                                                                    Administration of CAM
                                                                    (from 1998 to 2000)


             24   Security and Growth Fund   |   2003 Annual Report

================================================================================
Additional Information (unaudited) (continued)
================================================================================

                                                                                                     Number of
                                                        Term of                                     Portfolios
                                                      Office* and            Principal              in the Fund         Other Board
                                  Position(s)          Length of           Occupation(s)              Complex           Memberships
Name, Address                      Held with             Time               During Past              Overseen             Held by
and Age                              Fund               Served              Five Years              by Trustee            Trustee
===================================================================================================================================
Richard L. Peteka                 Chief                 Since       Director of CGM; Chief               N/A                N/A
CAM                               Financial             2002        Financial Officer and
125 Broad Street                  Officer                           Treasurer of certain
11th Floor                        and                               mutual funds associated
New York, NY 10004                Treasurer                         with Citigroup; Director
Age 42                                                              and Head of Internal
                                                                    Control for CAM U.S.
                                                                    Mutual Fund Administra-
                                                                    tion (from 1999 to 2002);
                                                                    Vice President, Head of
                                                                    Mutual Fund Administra-
                                                                    tion and Treasurer at
                                                                    Oppenheimer Capital
                                                                    (from 1996 to 1999)

John G. Goode                     Vice                  Since       Managing Director of                 N/A                N/A
CAM                               President             1995        CGM; Chairman and
One Sansome Street                and                               Chief Investment Officer
36th Floor                        Investment                        of Davis Skaggs Invest-
San Francisco, CA 94104           Officer                           ment Management, a
Age 58                                                              division of CAM

Kaprel Ozsolak                    Controller            Since       Vice President of CGM;               N/A                N/A
CAM                                                     2002        Controller of certain
125 Broad Street                                                    mutual funds associated
11th Floor                                                          with Citigroup
New York, NY 10004
Age 38

Robert I. Frenkel                 Secretary             Since       Managing Director and                N/A                N/A
CAM                               and Chief             2003        General Counsel of
300 First Stamford Place          Legal Officer                     Global Mutual Funds for
4th Floor                                                           CAM and its predecessor
Stamford, CT 06902                                                  (since 1994); Secretary of
Age 48                                                              CFM; Secretary and Chief
                                                                    Legal Officer of mutual
                                                                    funds associated with
                                                                    Citigroup

----------
* Each Trustee and officer serves until his or her successor has been duly elected and qualified.
**    Mr. Barg became Trustee Emeritus on December 31, 2003.
*** Mr. Gerken is an "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and of certain of its affiliates.


             25   Security and Growth Fund   |   2003 Annual Report

================================================================================
Tax Information (unaudited)
================================================================================

For Federal tax purposes the Fund hereby designates for the fiscal year ended November 30, 2003:

      o For corporate shareholders, the percentage of ordinary dividends that qualify for the dividends received deduction is 19.03%.

      o For individual shareholders, the maximum amount allowable of qualifying dividends for the reduced tax rate under The Jobs and Growth Tax Relief Reconciliation Act of 2003.

A total of 86.20% of the ordinary dividends paid by the Fund from net investment income are derived from Federal obligations and may be exempt from taxation at the state level.


             26   Security and Growth Fund   |   2003 Annual Report

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

--------------------------------------------------------------------------------
SECURITY AND
GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TRUSTEES

Paul R. Ades
Herbert Barg*
Dwight B. Crane
R. Jay Gerken, CFA
  Chairman
Frank Hubbard
Jerome H. Miller
Ken Miller

OFFICERS

R. Jay Gerken, CFA
President and Chief
Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

John G. Goode
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
  Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank
  and Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699


*     Mr. Barg became Trustee Emeritus on December 31, 2003.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Smith Barney Principal Return Fund
--------------------------------------------------------------------------------

Security and Growth Fund

The Fund is a separate investment fund of the Smith Barney Principal Return Fund, a Massachusetts business trust.

This report is submitted for the general information of the shareholders of Smith Barney Principal Return Fund -- Security and Growth Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after February 29, 2004, this report must be accompanied by performance information for the most recently completed calendar quarter.

SECURITY AND GROWTH FUND

Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.


(C)2003 Citigroup Global Markets Inc.
Member NASD, SIPC

FD1052 1/04                                                              03-5878
--------------------------------------------------------------------------------

ITEM 2.  CODE OF ETHICS.

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Trustees of the registrant has determined that Dwight B. Crane, a Member of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Crane as the Audit Committee's financial expert. Mr. Crane is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
              Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)  Code of Ethics attached hereto.

              Exhibit 99.CODE ETH

         (b)  Attached hereto.

              Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

              Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Principal Return Fund


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Principal Return Fund

Date: January 30, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Smith Barney Principal Return Fund

Date: January 30, 2004

By:   /s/ Richard L. Peteka
      (Richard L. Peteka)
      Chief Financial Officer of
      Smith Barney Principal Return Fund

Date: January 30, 2004